Financial Risk Management - Interest Rate Risk (Details) - Interest rate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Sensitivity analysis, rolling period	3 months
Short term rates movement in percentages	1.00%
Increase in NII due to risk factor	$ 34.0	$ 17.0
Decrease in NII due to risk factor	$ 34.0	$ 17.0